Premises and Equipment - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Purchase Obligation	$ 450,000
Depreciation and amortization of premises and equipment	$ 1,900,000	$ 1,900,000	$ 2,000,000